FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Schedule of fair value measurements [Table Text Block]
		Fair value measurement at reporting date using
	Balance	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
As of June 30, 2026:
Recurring fair value measurements
Debt securities:
Short-term investments	$21,730,346	$21,730,346	$-	$-
Investments - restricted	508,229	508,229	-	-
Total debt securities	22,238,575	22,238,575	-	-
Total recurring fair value measurements	$22,238,575	$22,238,575	$-	$-

As of December 31, 2025:
Recurring fair value measurements
Debt securities:
Short-term investments	$15,274,175	$15,274,175	$-	$-
Total debt securities	15,274,175	15,274,175	-	-
Total recurring fair value measurements	$15,274,175	$15,274,175	$-	$-

Nonrecurring fair value measurements
Right of use assets - operating lease	323,983	-	-	323,983
Total nonrecurring fair value measurements	$323,983	$-	$-	$323,983